Note 16 - Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

 Note P - Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company’s total revenues, totaled 90.9%, 90.6% and 90.5%  of total consolidated revenues for the years ended December 31, 2015, 2014 and 2013, respectively.

The accounting policies used for the Company’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense.

Segment information is as follows:

	Year Ended December 31, 2015
	Banking	Consumer Finance	Total Company
Net interest income	$30,175	$3,320	$33,495
Provision expense	1,055	35	1,090
Noninterest income	7,880	717	8,597
Noninterest expense	26,983	2,636	29,619
Tax expense	2,347	462	2,809
Net income	7,670	904	8,574
Assets	782,715	13,570	796,285

	Year Ended December 31, 2014
	Banking	Consumer Finance	Total Company
Net interest income	$30,172	$3,308	$33,480
Provision expense	2,645	142	2,787
Noninterest income	8,897	896	9,793
Noninterest expense	26,806	2,487	29,293
Tax expense	2,587	533	3,120
Net income	7,031	1,042	8,073
Assets	764,510	14,158	778,668

	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368